Other disclosures - Related party transactions - Non-executive directors ESOP (Details)	7 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2018 EquityInstruments	Nov. 30, 2018 EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			3,536,651	2,862,216	2,293,636					1,752,926
Exercise price | €			€ 86.32	€ 21.17	€ 14.13	€ 80.82	€ 18.41	€ 11.38	€ 11.47
Exercised			319,671	203,412	140,292
Non-executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			85,000	15,000	65,000
Exercised			24,972
Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options				29,416
Exercised			24,972
James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			25,000
11.38 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options					10,000
Term					10 years
Exercise price | €					€ 11.38
11.38 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options					10,000
Term					10 years
Exercise price | €					€ 11.38
11.38 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options					10,000
Term					10 years
Exercise price | €			€ 11.38		€ 11.38
Exercised			5,556
11.38 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options					10,000
Term					10 years
Exercise price | €					€ 11.38
11.38 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options					10,000
Term					10 years
Exercise price | €					€ 11.38
14.13 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			25,000	15,000	15,000
Term					10 years
Exercise price | €					€ 14.13
21.37 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options				15,000
Term				10 years
Exercise price | €				€ 21.37
80.82 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			15,000
Term			10 years
Exercise price | €			€ 80.82
86.32 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
86.32 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
86.32 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
86.32 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
86.32 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
86.32 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
86.32 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | €			€ 86.32
2.44 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			44,585	34,585
2.44 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			54,443	44,443
2.44 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			14,444
Exercise price | €			€ 2.44
Exercised	3,566	10,850
7.17 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €			€ 7.17
Exercised			5,000
11.44 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			35,000	25,000